SCHEDULE OF INTANGIBLE ASSETS NET (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Land use rights	$ 786,497	$ 748,296
Less: accumulated amortization	(252,990)	(225,736)
Intangible assets, net	$ 533,507	$ 522,560